Segment Information - Summary of segment financial information to assist in segment performance evaluation, resource allocation, and decision-making (Parenthetical) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment		$ (1,274)	$ (1)
Research and Development
Segment Reporting Information [Line Items]
Stock Issued During Period, Value, New Issues		14,000
Other research and development expenses | Research and Development
Segment Reporting Information [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ 14,000	$ 1,300